UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23960

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Privacore PCAAM Alternative Growth Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Sandhya Ganapathy, Esq.
Privacore PCAAM Alternative Growth Fund
c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-855-685-3093

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

Privacore PCAAM Alternative Growth Fund

Semi-Annual Report

For the Six Months Ended September 30, 2025 (Unaudited)

Privacore PCAAM Alternative Growth Fund
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Privacore PCAAM Alternative Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
	Investment Type	Acquisition Date	Cost	Fair Value	Footnotes	Percent of Ownership
Investments — 99.2%					[1,2]
Co-Investments — 30.9%					[3,4,6]
Private Equity — 30.9%
Europe, the Middle East, and Africa — 2.0%
Industrials - 2.0%
ORCP IV Pop Co-Investors, LP	Limited Partnership Interest	10/18/2024	$1,309,268	$1,299,691	[9]	0.34%
Total Europe, the Middle East, and Africa			1,309,268	1,299,691
North America — 28.9%
Consumer — 4.4%
Donut Topco LLC	Limited Partnership Interest	5/30/2025	2,900,000	2,887,721	[9]	2.37%
Lindsay Goldberg Attain L.P.	Limited Partnership Interest	11/15/2024	346,615	432,861	[7,9]	0.04%
Total Consumer			3,246,615	3,320,582
Financials — 1.3%
ASPF Beagle Co-Investment (Non-US), L.P.	Limited Partnership Interest	10/3/2024	754,995	858,777	[5,7]	0.24%
Healthcare — 5.2%
AG Co-Invest (Lightning) L.P.	Limited Partnership Interest	10/7/2024	1,403,520	1,560,857	[9]	0.74%
Amulet Vault CoInvest, L.P	Limited Partnership Interest	7/24/2024	1,002,695	1,102,055	[9]	0.72%
CD&R Raven Co-Investor, L.P.	Limited Partnership Interest	11/11/2024	705,900	708,298	[7,9]	0.11%
Total Health Care			3,112,115	3,371,210
Industrials — 5.2%
Riverside- RCAF Dawgs, L.P.	Limited Partnership Interest	3/17/2025	1,960,000	1,973,596	[9]	2.23%
VFF V Co-Invest 2-A, L.P	Limited Partnership Interest	8/28/2024	1,343,743	1,474,093	[9]	0.14%
Total Industrials			3,303,743	3,447,689
Information Technology — 12.1%
AE Co-Investment Partners Fund III-R, LP	Limited Partnership Interest	12/18/2024	1,405,453	1,421,903	[9]	1.09%
BCPE Polymath Investor, LP	Limited Partnership Interest	9/6/2024	1,282,553	1,299,439	[7,9]	0.07%
Eastern Communications Holdings, LLC	Limited Partnership Interest	12/24/2024	1,400,000	1,633,402	[9]	0.81%
GG-I Design Buyer, LLC	Limited Partnership Interest	5/30/2025	2,282,467	2,315,175	[9,10]	4.47%
SDC IQ Fiber Co-Invest, LP	Limited Partnership Interest	11/25/2024	906,159	1,273,481	[9]	8.67%
Total Information Technology			7,276,632	7,943,400
Total North America			17,694,100	18,941,658
Total Private Equity			19,003,368	20,241,349
Total Co-Investments			19,003,368	20,241,349

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
	Investment Type	Acquisition Date	Cost	Fair Value	Footnotes	Percent of Ownership
Investment Funds — 37.8%					[3,4,6]
Private Equity — 37.8%
Europe, the Middle East, and Africa — 2.2%
Diversified — 2.2%
CSF Archimed Co-Invest SCSp	Limited Partnership Interest	11/26/2024	$1,013,394	$1,424,027	[7,9]	2.59%
Total Europe, the Middle East, and Africa			1,013,394	1,424,027
Global — 17.6%
Diversified — 17.6%
Clipway Secondary Fund A SCSp	Limited Partnership Interest	7/31/2024	425,728	488,063	[7,9]	0.33%
Kline Hill Partners Offshore Feeder Fund V LP	Limited Partnership Interest	12/18/2024	1,400,130	2,205,308	[7,9]	0.29%
Kline Hill Partners Opportunity Offshore Fund V LP	Limited Partnership Interest	3/28/2025	2,492,397	4,062,396	[7,9]	14.46%
SP Greenwich Feeder (Offshore) LP	Limited Partnership Interest	7/21/2025	3,565,361	4,995,318	[7,9]	4.34%
Total Diversified			7,883,616	11,751,085
Total Global			7,883,616	11,751,085
North America — 18.0%
Consumer — 7.8%
Axar Capital Continuation Fund IV, LP	Limited Partnership Interest	9/3/2025	1,638,636	2,457,955	[7,9]	2.71%
Hollyport Co-Invest IX-A LP	Limited Partnership Interest	6/29/2025	2,399,216	2,744,747	[7,9]	25.11%
Total Consumer			4,037,852	5,202,702
Industrials — 8.4%
Gemspring Capital Goliath Fund, LP	Limited Partnership Interest	10/8/2024	683,173	689,703	[7,9]	0.44%
Heartwood Partners CV I Blocker, LP	Limited Partnership Interest	5/14/2025	2,099,549	2,285,909	[7,9]	0.93%
KHP Thunder SPV LP	Limited Partnership Interest	5/9/2025	2,594,918	2,610,644	[7,9]	8.05%
Total Industrials			5,377,640	5,586,256
Information Technology — 1.8%
CF24XB SCSp	Limited Partnership Interest	3/26/2025	800,000	1,172,146	[7,9]	0.08%
Total North America			10,215,492	11,961,104
Total Private Equity			19,112,502	25,136,216
Total Investment Funds			19,112,502	25,136,216
	Shares
Short-Term Investments — 30.5%
Fidelity Investments Money Market Treasury Portfolio — Class I, 4.14%	20,185,040	20,185,040	20,185,040	[8]
Total Short-Term Investments		20,185,040	20,185,040

Total Investments — 99.2%		$58,300,910	$65,562,605
Other Assets in Excess of Liabilities — 0.8%			501,008
Total Net Assets — 100.0%			$66,063,613

1      Investments do not issue shares except where listed.

2      Geographic region generally reflects the location of the investment manager for Portfolio Funds.

3      Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $45,377,565, or 68.7% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)

4      Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

5      Investment valued using net asset value per share as practical expedient. See Note 7 for respective investment strategies, unfunded commitments, and redemptive restrictions.

6      Investments are non-income producing.

7      Investment has been committed to but has not been fully funded by the Fund. Refer to Note 7 in the Notes to Consolidated Financial Statements for total unfunded commitments by investment type.

8      The rate is the annualized seven-day yield at reporting period end.

9      Fair value was determined using significant unobservable inputs. Investment is a Level 3 asset unless otherwise indicated.

10    All or a portion of this security is held through a consolidated Subsidiary, Privacore Growth Blocker, LLC.

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Security Type/Sector	Percent of Total Net Assets
Co-Investments
Private Equity	30.9%
Investment Funds
Private Equity	37.8%
Short-Term Investments	30.5%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $58,300,910)	$65,562,605
Receivable for fund shares sold	25,000
Cash	136,566
Due from Adviser (see Note 4)	425,801
Dividend receivable	71,039
Deferred offering costs	27,672
Receivable from Investment	839
Prepaid expenses and other assets	54,106
Total Assets	66,303,628

Liabilities
Audit and tax fees payable	102,041
Accounting and administration fees payable	45,183
Trustees’ fees payable	35,000
Legal fees payable	26,389
Custody fees payable	11,459
Deferred tax liability	5,043
Transfer agent fees payable	959
Other accrued expenses	13,941
Total Liabilities	240,015

Commitments and contingencies (see Note 4 & Note 7)

Net Assets	$66,063,613

Composition of Net Assets:
Paid-in capital	$58,078,246
Total distributable earnings	7,985,367
Net Assets	$66,063,613

Class I:
Net Assets	$66,063,613
Outstanding Shares	5,770,946
Net Asset Value Per Share	$11.45

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income	$872,702
Total Investment Income	872,702

Expenses
Investment Management Fees	467,821
Legal fees	219,066
Investment Transaction Costs (see Note 2)	146,613
Audit and tax fees	82,125
Amortization of offering costs	74,287
Accounting and administration fees	70,245
Trustees’ fees and expenses	70,000
Principal Financial and Chief Compliance Officer fees	55,750
Custody fees	20,000
Transfer agent fees	13,386
Other expenses	93,872
Total Expenses	1,313,165
Voluntary waiver of Investment Management Fees (Note 4)	(467,821)
Contractual expenses reimbursed by Adviser (Note 4)	(464,819)
Net Expenses	380,525
Net Investment Income/(Loss)	492,177

Realized and Unrealized Gain/(Loss):
Net realized gain on distributions from investments	2,401
Net change in unrealized appreciation/(depreciation) on investments	6,223,461
Net change on deferred tax liability	(5,043)
Net Realized and Unrealized Gain/(Loss)	6,220,819

Net Increase/(Decrease) in Net Assets from Operations	$6,712,996

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Statement of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025*
Change in Net Assets Resulting from Operations
Net investment income/(loss)	$492,177	$654,005
Net realized gain/(loss) on foreign currency transactions	2,401	(6,200)
Net change in unrealized appreciation/(depreciation) on investments	6,218,418	1,038,234
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,712,996	1,686,039

Shareholder Distributions from Distributable Earnings
Class I	—	(430,522)
Total Shareholder Distributions from Distributable Earnings	—	(430,522)

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	395,100	57,700,000
Total Class I Capital Share Transactions	395,100	57,700,000

Change in Net Assets Resulting from Capital Share Transactions	395,100	57,700,000

Total Increase/(Decrease) in Net Assets	7,108,096	58,955,517

Net Assets
Beginning of period	58,955,517	—
End of period	$66,063,613	$58,955,517

*    The Fund commenced operations on June 28, 2024. See Note 1 in the accompanying notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Net increase/(decrease) in net assets from operations	$6,712,996
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of investments	(19,289,918)
Net change in short-term investments	17,421,115
Return of capital distributions received from investments	269,039
Net change in unrealized (appreciation)/depreciation on investments	(6,223,461)
Net change in deferred tax liability	5,043
(Increase)/Decrease in Assets:
Due from Adviser	753,371
Dividend receivable	147,355
Amortization of offering costs	(101,318)
Prepaid expenses and other assets	(4,510)
Increase/(Decrease) in Liabilities:
Audit and tax fees payable	(20,209)
Legal fees payable	(59,578)
Accounting and administration fees payable	36,844
Custody fees payable	7,292
Transfer agent fees payable	(749)
Offering cost payable	(1,559)
Other accrued expenses	(13,554)
Net Cash Provided by/(Used in) Operating Activities	(361,801)

Cash Flows from Financing Activities
Proceeds from subscriptions of shares	395,100
Net Cash Provided by/(Used in) Financing Activities	395,100

Net Increase/(Decrease) in Cash and Cash Equivalents	33,299

Cash and Cash Equivalents
Beginning of period	128,267
End of period	$161,566

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Consolidated Financial Highlights Class I

Per share operating performance for a Class I share outstanding throughout each period

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.28	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	0.09	0.19
Net realized and unrealized gain/(loss)	1.08	0.24
Total from investment operations	1.17	0.43

Distributions to shareholders
From net investment income	—	(0.15)
Total distributions to shareholders	—	(0.15)
Net Asset Value per share, end of period	$11.45	$10.28

Net Assets, end of period (in thousands)	$66,064	$58,956

Ratios to average shareholders’ equity[2]:
Net investment income/(loss)[3]	1.59%[9,11]	2.50%[9,11]

Gross expenses[4]	4.24%[9]	7.16%[9]
Adviser expense reimbursement[4]	(3.02)%[9,10]	(6.12)%[9,10]
Net expenses[4]	1.22%[9,10]	1.04%[9,10]

Total Return[5,6]	11.38%[7]	4.38%[7]

Portfolio turnover rate[8]	0%[7]	0%[7]

*    The Fund commenced operations on June 28, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the Portfolio Funds in which the Fund invests.

3    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs, which are one time expenses.

4    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7    Not annualized.

8    Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period.

9    If Investment transaction costs of 0.47% and 0.29%, had been excluded, the expense ratios would have been decreased by 0.47% and 0.29%, and the income ratios increased by 0.47% and 0.29%, for the six months ended September 30, 2025 and for the period ended March 31, 2025, respectively.

10    Includes an annualized 1.50% voluntary waiver of Investment Management Fees.

11    Ratio would have been lower if expense waivers had been excluded.

The accompanying notes are an integral part of these consolidated financial statements.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited)

1. Organization

Privacore PCAAM Alternative Growth Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as a non-diversified, closed-end management investment company. The Fund commenced operations on June 28, 2024 (“Commencement of Operations”). The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s Board of Trustees (the “Board” and members thereof, the “Trustees”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. Privacore Capital Advisors, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and a wholly owned business of Privacore Capital LLC, serves as the Fund’s investment adviser (“Adviser”) pursuant to an investment management agreement (the “Investment Management Agreement”) between the Fund and the Adviser. The Adviser is responsible for the management of the Fund and supervises the activities of the Fund’s investment sub-adviser. Partners Capital Investment Group, LLP, (the “Sub-Adviser” and together with the Adviser, the “Advisers”) also an investment adviser registered under the Advisers Act, serves as the Fund’s investment Sub-Adviser and is responsible for the daily investment and portfolio management activities for the Fund.

The Fund currently offers three separate share classes designated as Class S Shares, Class D Shares, and Class I Shares (together, “Shares”). The Fund received exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) that permits the Fund to offer more than one class of shares. While the Fund presently offers three classes of Shares, it may offer other classes of Shares as well in the future.

The Fund’s investment objective is to achieve capital appreciation over the medium to long-term. The Fund seeks to offer a consolidated, diversified investment solution to investors seeking to allocate a portion of their portfolios to private markets investments aimed at achieving capital appreciation. The Fund’s investments include (i) primary investments in closed-end private funds (“Portfolio Funds” or “primaries”) managed by third-party managers (“Portfolio Fund Managers”); (ii) secondary purchases of interests in Portfolio Funds; (iii) investments in the equity and/or debt of operating companies, projects or properties, typically through co-investing alongside, and generally indirectly through investment vehicles managed by Portfolio Fund Managers. Together, these investment structures or vehicles are broadly referred to as “Private Market Assets.” The Fund seeks to achieve its investment objectives by investing and/or making capital commitments of at least 80% of its assets (plus any borrowings for investment purposes) in Private Market Assets that provide the opportunity for capital growth, with an expected bias toward private equity investments.

An affiliate of the Adviser, Janus Henderson Investor US LLC, holds 48.6% of the outstanding shares of the Fund. See Note 4 Related Party Transactions — Control Ownership for more information.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As of September 30, 2025, the Fund had one wholly-owned subsidiary, Privacore Growth Blocker, LLC (the “Subsidiary”), formed as a Delaware limited liability company on May 23, 2024. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2025, the Subsidiary held net assets of $2,315,175 which accounted for 3.5% of the Fund’s consolidated net assets.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The Fund will calculate its net asset value as of the close of business on the last Business Day (which is any day that the New York Stock Exchange is open for business) of each month, and at such other times as the Board shall determine, including in connection with repurchases of Shares, in accordance with the procedures described above or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”). In determining its net asset value, the Fund will value its investments as of the relevant Determination Date. The net asset value of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

The valuation of the Fund’s investments is performed as of each Determination Date in accordance with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). The Board has approved the Adviser’s valuation procedures for the Fund (“Valuation Policy”) and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser (in this capacity, the “Valuation Designee”), subject to the oversight of the Board. The Valuation Policy provides that the Fund will value its Fund investments at fair value.

The Valuation Designee utilizes the resources and personnel of the Sub-Adviser in carrying out its responsibilities. The Sub-Adviser assists the Valuation Designee in determining the fair value of Fund investments and provides regular reports to the Valuation Designee. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

For securities or investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Valuation Designee does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.

For investments that are not publicly traded or for which market quotations are not readily available, the fair value is determined in good faith pursuant to Rule 2a-5 under the Investment Company Act and ASC 820. The Valuation Policy governs the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgement by the Valuation Designee in the application of both observable and unobservable inputs.

If a quoted market price is not available or not deemed to be indicative of fair value, the Valuation Designee in consultation with the Sub-Adviser and support of a third-party pricing vendor may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. Broker quotes are typically received from established market participants. Although independently received, the Valuation Designee does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Investments held by the Fund in Private Market Assets typically do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each Determination Date. The Valuation Policy requires evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment. If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such investments using a variety of valuation techniques.

Ordinarily, the fair value of the Fund’s investments in a private investment fund is based on the latest net asset value of the investment reported by its Portfolio Fund Manager and the application of a daily Market Factor Adjustment, where appropriate (see below) The Sub-Adviser initially and periodically reviews each Portfolio Fund Manager’s valuation methods, techniques, inputs and assumptions, to ensure that appropriate fair value methodologies are consistently applied to Fund investments and that such methodologies are consistent with ASC 820. The Valuation Designee initially reviewed and periodically reviews the Sub-Adviser’s valuation methods, techniques, inputs and assumptions used in the pricing of Fund holdings and in the reports to the Valuation Designee. The Valuation Designee utilizes the services of a third-party pricing vendor in monitoring and validating the pricing of Fund investments.

If the Valuation Designee, in consultation with the Sub-Adviser, determines that the most recent net asset value reported for a private investment fund by the Portfolio Fund Manager does not represent fair value or if the Portfolio Fund Manager fails to report a net asset value to the Fund, a fair value determination will be made by the Valuation Designee in accordance with the Valuation Policy. In making that determination, the Valuation Designee, in consultation with the Sub-Adviser, will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its Portfolio Fund Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and incentive fees (carried interest) payable pursuant to the respective organizational documents of the private investment fund.

A daily Market Factor Adjustment is applied to the value of the Fund investment. The Market Factor Adjustment is derived from a beta-adjusted performance of a relevant market index selected based on the investment’s risk characteristics and is applied both to the reported NAV and to interim capital calls and distributions. The Valuation Committee in conjunction with the Valuation Designee, will periodically review the relevance of each market index. While investments measured using the practical expedient are not categorized within the fair value hierarchy, the market factor adjustment represents an unobservable input; therefore, when the adjustment is significant to the overall fair value estimate, the investment is classified as a Level 3 measurement.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policy, the Valuation Designee, in consultation with the Sub-Adviser, uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services, and the use of net asset values reported by the Portfolio Fund Manager if the co-investment is structured as a private investment fund (see above). The Valuation Designee, in consultation with the Sub-Adviser, takes into account the following factors in determining the fair value of a Co-Investment such at the Fund’s cost, the latest round of financing, company operating performance, market-based performance multiples, announced capital markets activity and any other material information that may impact investment fair value.

The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

Short-term investments are highly liquid instruments with low risk of loss and recorded at net asset value per share, which approximates fair value.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the securities existed, and the differences could be material. Investment transactions are recorded as of the trade date for financial reporting purposes.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Revenue Recognition

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.

Interest income, if any, is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full or expected to pay in full. For those issuers who are in default or are expected to default, interest is not accrued and is only recognized when received or applied to principal depending upon the Adviser’s judgment. Loan origination fees, original issue discounts and market discounts or premiums are capitalized as part of the underlying cost of the investments and accreted or amortized over the life of the investment as interest income using the effective interest method.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and the net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations. As of September 30, 2025, the Fund held investments denominated in foreign currencies.

Realized Gains, Dividend and Interest Income on Fund Investments

Distributions received from private investment funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager of the private investment fund. Dividend income and interest income are recorded on a trade date and accrual basis, respectively.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests, including the underlying fees of the private investment funds (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and allocated pro-rata to Shares based upon net assets as of the end of the prior month plus capital transactions effective as of the beginning of the current month at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of private investment funds are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

The Fund’s tax year is the period from commencement of operations ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the 2024-2025 tax years are subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

Offering Costs

Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs as of the date of the accompanying Consolidated Financial Statements are $74,287.

Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are treated as deferred charges and amortized over a 12-month period using the straight-line method. For the period presented, offering costs of $74,287 were incurred, of which $27,672 remained unamortized as of the end of the reporting period.

Cash and Cash Equivalents

In order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and in short-term interest-bearing deposit accounts with UMB Bank, n.a. (the “Custodian”). At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts. Cash equivalents represent short-term investments in high quality money market instruments and money market mutual funds and are recorded at net asset value per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, with a low risk of loss and which generally have remaining maturities of one year or less. Such short-term investments may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Cash equivalents held by the Fund are disclosed under short-term investments on the Consolidated Schedule of Investments.

The Fund earned $600,813 of dividend income during the six months ended September 30, 2025 pertaining to such short term investments of which $71,039 is dividend receivable at September 30, 2025.

Cash Escrow

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with UMB Bank, n.a., the Fund’s escrow agent, and are restricted for use otherwise. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Shareholder Distributions

Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board annually and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.

Investment Transaction Costs

Investment transaction costs include equalization expense paid from private investment vehicles, which are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred. The amount of equalization interest is calculated by the private investment fund and provided to the Adviser. The Fund’s Investment Transaction Costs for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

Recently Adopted Regulatory Matters

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our consolidated financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Fund.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The CODM is a function, not a title, that can be a shared function. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Unadjusted quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than unadjusted quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, portfolio investments fair valued using net asset value (“NAV”) or adjusted NAV (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investments in private investment funds with a fair value of $858,777 are excluded from the fair value hierarchy as of September 30, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Practical Expedient*	Total
Co-Investments	$—	$—	$19,382,572	$858,777	$20,241,349
Investment Funds	—	—	25,136,216	—	25,136,216
Short Term Investments	20,185,040	—	—	—	20,185,040
Total Investments	$20,185,040	$—	$44,518,788	$858,777	$65,562,605

*   Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a Practical Expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

The following table presents a summary of changes in fair value of Level 3 assets by investment type for the six months ended September 30, 2025:

	Co-Investments	Investment Funds
Balance March 31, 2025	$—	$—
Transfers into Level 3 during the period	13,216,023	6,198,650
Purchases	5,451,033	13,631,729
Proceeds from Repayments of Investments	(200,167)	(158,002)
Net Realized Gain/(Loss)	—	—
Net Change in Unrealized Appreciation/(Depreciation)	915,683	5,463,839
Transfers out of Level 3	—	—
Balance as of September 30, 2025	$19,382,572	$25,136,216
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$915,685	$5,463,840

The following table represents investment categories, unfunded commitments and redemptive restrictions of private investment funds held by the Fund including investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025.

Investment Type	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Input(1)	Single Input or Range of Inputs	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Co-Investments	$19,382,572	Market Approach	Market Factor Adjustment	(0.42%) – 1.46%	0.68%	Increase
Investment Funds	$25,136,216	Market Approach	Market Factor Adjustment	(0.55%) – 1.33%	0.82%	Increase
	$44,518,788

(1) The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2) Weighted average by the relative fair value of the investments in that asset class.

(3) This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input

There are $204,508 of investment commitments that could be called within 1 to 5 years. The Adviser plans on funding these commitments through the liquidation of its Short-Term Investments.

Private Investments	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period (in days)	Redemption Restriction Terms
ASPF Beagle Co-Investment (Non-US), L.P.*	Co-Investments	$858,777	$204,508	N/A	N/A	N/A
Total		$858,777	$204,508

*   Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager, or advisor.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

4. Related Party Transactions

Investment Management Agreement and Sub-Advisory Agreement

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Investment Management Fee”) equal to 1.50% on an annualized basis of the Fund’s net assets as of month-end, payable monthly in arrears. The Adviser pays the Sub-Adviser 55% of the net Investment Management Fee. For the six months ended September 30, 2025, the Adviser earned $467,821 in Investment Management Fees of which $0 was payable as of September 30, 2025. The Adviser has elected to voluntarily waive the Investment Management Fee from inception through December 31, 2026.

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses excluding Specified Expenses (as defined below) do not exceed, on an annualized basis, 1.60%, 1.00% and 0.75% of the net assets of Class S Shares, Class D Shares and Class I Shares, respectively, in the relevant period (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the Waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement has an initial term of one year, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Fund’s Board of Trustees. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser.

“Specified Expenses” that are not covered by the Expense Limitation Agreement include: (i) the Investment Management Fee; (ii) all fees and expenses of Fund investments in which the Fund invests (including the underlying fees of the Portfolio Funds (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) taxes; and (vii) extraordinary expenses.

For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. Any recoupment would be limited to the lesser of (1) the Expense Limit in effect at the time of waiver, or (2) the Expense Limit in effect at the time of recoupment. For the six months ended September 30, 2025, the total amount of waived Advisory fees and absorbed other expenses was $932,640. The Adviser has voluntarily agreed to waive the Investment Management Fee of $467,821 and not to seek recoupment. As of September 30, 2025, the amount of these potentially recoverable expenses, no later than March 31 of the years, are stated below:

2028	$1,279,512
2029	464,819
Total	$1,744,331

Control Ownership

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act. As of September 30, 2025, Janus Henderson Investor US LLC holds 48.6% of the outstanding Shares of the Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Other Agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent, and administrator pursuant to an administration agreement and a fund accounting agreement. UMB Bank n.a., an affiliate of UMBFS, serves as the Fund’s custodian pursuant to a custody agreement. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency, and custody services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

PINE Advisor LLC provides Principal Financial Officer (“PFO”) and Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for PFO and CCO services for the six months ended September 30, 2025, are reported as Principal Financial and Chief Compliance Officer Fees on the Consolidated Statement of Operations.

6. Distribution and Shareholder Servicing Plan

Janus Henderson Distributors US LLC, (the “Distributor”), and affiliate of the Adviser, is the distributor and principal underwriter of the Fund’s Shares. Pursuant to the Placement Agency Agreement, the Distributor acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

The Fund has received exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Distribution and Service Plan with respect to Class S Shares and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund is permitted to pay as compensation up to 0.85% on an annualized basis of the aggregate net assets of the Fund attributable to Class S Shares and up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares (the “Distribution and Servicing Fee”) to the Fund’s Distributor or other qualified recipients under the Distribution and Service Plan. The Distribution and Servicing Fee will be paid out of the Fund’s assets and decrease the net profits or increase the net losses of the Fund. For purposes of determining the Distribution and Servicing Fee only, the value of the Fund’s assets will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class I Shares are not subject to the Distribution and Servicing fee.

7. Commitments and Contingencies

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote. The Fund’s investment portfolio may contain debt investments that are in the form of revolving lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. Unfunded portfolio company commitments and funded debt investments are presented on the Consolidated Schedule of Investments at fair value. Unrealized appreciation or (depreciation), if any, is included in the Consolidated Statement of Assets and Liabilities and the change in unrealized appreciation or (depreciation), if any, is included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

There are $19,116,469 of investment commitments that could be called within 1 to 4 years. The Adviser plans on funding these commitments through the use of its Short-Term Investments.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
7. Commitments and Contingencies (continued)

As of September 30, 2025, the Fund had the following outstanding commitments to investments:

Private Investments	Investment Type	Investment Strategy	Fair Value	Unfunded Commitment (as of 9/30/2025)
Axar Capital Continuation Fund IV, LP*	Limited Partnership	Investment Funds	2,457,955	111,364
BCPE Polymath Investor, LP*	Limited Partnership	Co-Investments	1,299,439	117,740
CD&R Raven Co-Investor, L.P.*	Limited Partnership	Co-Investments	708,298	100,312
CF24XB SCSp*	Limited Partnership	Investment Funds	1,172,146	1,200,000
Clipway Secondary Fund A SCSp*	Limited Partnership	Investment Funds	488,063	5,674,272
CSF Archimed Co-Invest SCSp*	Limited Partnership	Co-Investments	1,424,027	1,178,730
Gemspring Capital Goliath Fund, LP*	Limited Partnership	Co-Investments	689,703	149,827
Heartwood Partners CV I Blocker, LP*	Limited Partnership	Co-Investments	2,285,909	800,451
Hollyport Co-Invest IX-A LP*	Limited Partnership	Co-Investments	2,744,747	500,784
KHP Thunder SPV, LP*	Limited Partnership	Investment Funds	2,610,644	319,802
Kline Hill Partners Offshore Feeder Fund V LP*	Limited Partnership	Investment Funds	2,205,308	1,399,870
Kline Hill Partners Opportunity Offshore Fund V LP*	Limited Partnership	Investment Funds	4,062,396	1,327,603
Lindsay Goldberg – Attain L.P.*	Limited Partnership	Investment Funds	432,861	65,385
SDC IQ Fiber Co-Invest-A, LP*	Limited Partnership	Co-Investments	1,273,481	142,089
SP Greenwich Feeder (Offshore) LP*	Limited Partnership	Investment Funds	4,995,318	3,029,475
Investments Valued at NAV as Practical Expedient**			858,777	204,508
Total			$29,709,072	$16,322,212

*   Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager, or advisor.

** See Note 3 for investments valued at NAV as a practical expedient.

Contingencies

Under the Fund’s Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will incur losses in connection with these indemnifications in the future.

8. Capital Share Transactions

The Fund’s Shares will generally be offered on the first business day each month. The minimum initial investment in the Fund by any investor in Class I Shares is $1,000,000, the minimum initial investment for Class D Shares and Class S Shares is $25,000. However, the Fund reserves the right, in its sole discretion, to waive the minimum initial investment amounts for investments by current or retired officers and Trustees of the Fund and other funds managed by the Adviser, as well as their family members; current or retired officers, directors and employees of the Adviser and certain participating affiliated companies of the Adviser; the immediate family members of any such officer, Trustee or employee (including parents, spouses, children, fathers/mothers-in-law, daughters/sons-in-law, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. In addition, the minimum initial investment amounts may be reduced in the discretion of the Adviser based on consideration of various factors, including the investor’s overall relationship with the Adviser, the investor’s holdings in other funds affiliated with the Adviser, and

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
8. Capital Share Transactions (continued)

such other matters as the Adviser may consider relevant at the time. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts.

Class S Shares and Class D Shares in the Fund will be offered at their current net asset value less a maximum sales charge or distribution fee of 3.50% and 1.50% of the subscription amount, respectively. The Fund may elect to reduce, otherwise modify or waive the sales charge with respect to any Shareholder.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem or repurchase its Shares. No public market exists for Shares, and none is expected to develop. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly beginning on or about March 31, 2025 (or such earlier or later date as the Board may determine) and thereafter quarterly on or about each June 30, September 30, December 31, and March 31.

The following table summarizes the Capital Share transactions for the six months ended September 30, 2025, and the period ended March 31, 2025:
	For the Six Months Ended September 30, 2025		For the Period Ended March 31, 2025*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	37,038	$395,100	5,733,908	$57,700,000
Net increase	37,038	$395,100	5,733,908	$57,700,000

*   Commencement of operations on June 28, 2024.

9. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (the “Plan”) established by the Fund, each Shareholder will automatically be a participant, subject to the ability to “opt-out” of the Plan. A Shareholder wishing to receive cash must affirmatively elect to receive both income dividends and capital gain distributions, if any, in cash. A Shareholder holding Shares through an Intermediary may elect to receive cash by notifying the Intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. However, a Shareholder must request to change its election no less than 60 days prior to the record date of the distribution for the change to be effective for such distribution. If the request is made within 60 days prior to the record date of the distribution, the change will not be effective for such distribution but will be effective as to subsequent distributions.

10. Investment Transactions

Total purchases of investments, excluding Short-Term Investments, for six months ended September 30, 2025 amounted to $19,289,918. Total distribution proceeds from sale, redemption, or other disposition of investments, excluding Short-Term Investments, for the six months ended September 30, 2025 amounted to $0.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Tax Information

At September 30, 2025 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$60,768,042

Gross unrealized appreciation	$4,816,419
Gross unrealized (depreciation)	(21,856)
Net unrealized depreciation on investments	$4,794,563

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

For the year tax ended September 30, 2025, permanent book and tax differences resulted from the treatment of non-deductible expenses that were reclassified among the components of the Funds’ net assets.

As of September 30, 2025 the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—

Tax Accumulated Earnings	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation on Investments	4,794,563

Total Accumulated Earnings/(Deficit)	$4,794,563

The tax character of distributions paid during the tax years ended September, 2025 and September 30, 2024 are as follows:

	2025	2024
Distribution paid from:
Ordinary Income	$430,522	$—
Net long-term capital gains	—	—
Tax return of capital	—	—
Total distributions paid	$430,522	$—

The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.32%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
11. Tax Information (continued)

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:

Current Tax (Expense) Benefit
Federal	$—
State	$—
—
Deferred Tax (Expense) Benefit
Federal	$(3,566)
State	(1,477)
(5,043)
Total Income Tax (Expense) Benefit	$(5,043)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Capital loss carryforward	0
Net operating loss carryforward	3,893
Valuation allowance	0
Other deferred tax assets	0

Deferred tax liability
Net unrealized gain on investments	(8,936)
Other deferred tax liabilities	0
Net Deferred Tax Asset/(Liability)	(5,043)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(3,876)
State Income taxes (net of federal benefit)	$(1,167)
Prior Period Adjustment	$—
Permanent differences	—
Valuation allowance	—
Net income tax (expense) benefit	$(5,043)

12. Risk Factors

An investment in the Fund involves material risks, including performance risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing, including the risks discussed in greater detail below. An investment in the Fund should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
12. Risk Factors (continued)

been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Internal Revenue Code.

Private Equity Investments

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with a Portfolio Fund Manager. The investments held by private equity funds and co-investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Risks Pertaining to Investments in Portfolio Funds

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Lack of Control Over Private Portfolio Funds and Other Similar Investments

Once the Fund has invested in a private Portfolio Fund or other similar investment vehicle, the Sub-Adviser generally will have no control over the investment decisions made by such Portfolio Fund. The Sub-Adviser may be constrained by the withdrawal limitations imposed by private Portfolio Funds, which may restrict the Fund’s ability to terminate investments in private Portfolio Funds that are performing poorly or have otherwise had adverse changes. The Sub-Adviser will be dependent on information provided by the private Portfolio Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Sub-Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Portfolio Fund and will not have the ability to exercise any rights attributable to an investor in any such Portfolio Fund related to its investment.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
12. Risk Factors (continued)

Portfolio Funds Not Registered

The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, private Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ Securities are Generally Illiquid

The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
12. Risk Factors (continued)

Portfolio Fund Operations Not Transparent

The Advisers do not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Advisers and that involve risks that are not anticipated by the Advisers. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Advisers with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Private Portfolio Funds

The valuation of the Fund’s investments in private Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds, which valuations are generally not audited. A majority of the securities in which the private Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology, or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Sub-Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Risks Specific to Secondary Investment Funds

General Risks of Secondary Investment Funds

The overall performance of the Fund’s Secondary Investment Funds will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investment Funds may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Sub-Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investment Funds

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
12. Risk Factors (continued)

purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investment Funds Involving Syndicates

The Fund may acquire Secondary Investment Funds as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

General Economic and Market Conditions

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, threatened or actual imposition of tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. Additionally, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institution. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or a Portfolio Fund) will not be able to manage this risk effectively.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares

The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly beginning on or about March 31, 2025 (or such earlier or later date as the Board may determine) and thereafter quarterly on or about each June 30, September 30, December 31, and March 31. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Privacore PCAAM Alternative Growth Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)
12. Risk Factors (continued)

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Illiquid Portfolio Investments

The Fund is expected to invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities may be volatile and the Fund may not be able to sell them when the Sub-Adviser desires to do so or to realize what the Sub-Adviser perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

Investors acquiring direct loans hoping to recoup their entire principal must generally hold their loans through maturity. Direct loans may not be registered under the Securities Act and are not listed on any securities exchange. Accordingly, those loan investments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for an exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for direct loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its direct loans until maturity. The Fund may not be able to sell any of its direct loans even under circumstances when the Sub-Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its direct loans may be adversely affected. Moreover, certain direct loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

13. Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Consolidated Financial Statements.

On October 29, 2025, the Fund commenced a tender offer with a valuation date of December 31, 2025.

There were no other events or transactions that occurred subsequent to September 30, 2025 through the date of issuance of the Fund’s financial statements that materially impacted the amounts or disclosures in the Consolidated Financial Statements or the accompanying notes.

Privacore PCAAM Alternative Growth Fund
Other Information September 30, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-855-685-3093 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-855-685-3093.

Adviser
Privacore Capital Advisors, LLC
1411 Broadway
New York, NY 10018

Sub-Adviser
Partners Capital Investment Group, LLP
600 Atlantic Avenue, 30th Floor
Boston, MA 02210

Custodian Bank
UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Janus Henderson Distributors US LLC
151 Detroit Street
Denver, CO 80206

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1900 16th Street
Denver, CO 80202

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)     Not applicable for semi-annual report.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Privacore PCAAM Alternative Growth Fund
By (Signature and Title)*	/s/ William S. Cashel IV
William S. Cashel IV, President
(Principal Executive Officer)
Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William S. Cashel IV
William S. Cashel IV, President
(Principal Executive Officer)
Date	December 5, 2025
By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer
(Principal Financial Officer)
Date	December 5, 2025

____________

*        Print the name and title of each signing officer under his or her signature.